Taxation - Reconciliations of income tax expenses (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Reconciliations of the income tax expenses
Loss before income tax expense	¥ (2,327,821)	$ (327,240)	¥ (435,582)
Income tax credit computed at PRC statutory income tax rate of 25%	(581,955)		(108,896)
Tax effect of tax-exempt entity and preferential tax rate	(320,294)		(58,380)
Tax effect of R&D deduction and others	(193,946)		(92,702)
Inventory write-downs and losses on inventory purchase commitments	200,700		12,814
Nondeductible expenses	397,904		58,775
Change in valuation allowance	467,420		369,773
Income tax expense/(benefit)	¥ (30,171)	$ (4,241)	¥ 181,384
PRC statutory tax rate (in percent)	25.00%	25.00%	25.00%